INCOME TAX - Deferred tax asset and liabilities classification (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 COP ($)
Asset Deferred Tax:
Deferred tax asset, beginning balance	$ 2,201,267
Effect on Income Statement	28,079
Effect on OCI	(107,894)
Effect on Equity	0
Foreign Exchange	(597,916)
Adjustments for consolidation purposes	(22,652)
Deferred tax asset, ending balance	1,500,884
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(4,016,014)
Effect on Income Statement	1,386,332
Effect on OCI	(22,672)
Effect on Equity	40
Foreign Exchange	29,893
Adjustments for consolidation purposes	(31,741)
Deferred tax liabilities, ending balance	(2,654,162)
Net Deferred Tax
Beginning balance	(1,814,747)
Effect on Income Statement	1,414,411
Effect on OCI	(130,566)
Effect on Equity	40
Foreign Exchange	(568,023)
Adjustments for consolidation purposes	(54,393)
Ending balance	(1,153,278)
Banking Colombia
Liability Deferred Tax:
Effect on Income Statement	153,207
Effect on OCI	1,802
Property and equipment
Asset Deferred Tax:
Deferred tax asset, beginning balance	2,668
Effect on Income Statement	(2,796)
Foreign Exchange	(349)
Adjustments for consolidation purposes	1,580
Deferred tax asset, ending balance	1,103
Employee Benefits
Asset Deferred Tax:
Deferred tax asset, beginning balance	282,601
Effect on Income Statement	23,106
Effect on OCI	(5,531)
Foreign Exchange	(6,997)
Deferred tax asset, ending balance	293,179
Deterioration assessment
Asset Deferred Tax:
Deferred tax asset, beginning balance	612,213
Effect on Income Statement	(41,476)
Foreign Exchange	(399,931)
Adjustments for consolidation purposes	20,203
Deferred tax asset, ending balance	191,009
Investments evaluation
Asset Deferred Tax:
Deferred tax asset, beginning balance	5,278
Effect on Income Statement	(266)
Foreign Exchange	(50)
Deferred tax asset, ending balance	4,962
Derivatives Valuation
Asset Deferred Tax:
Deferred tax asset, beginning balance	6,063
Effect on Income Statement	40,683
Effect on OCI	87
Foreign Exchange	2
Adjustments for consolidation purposes	(6,065)
Deferred tax asset, ending balance	40,770
Tax credits settlement
Asset Deferred Tax:
Deferred tax asset, beginning balance	4,978
Effect on Income Statement	(4,978)
Deferred tax asset, ending balance	0
Financial Obligations
Asset Deferred Tax:
Deferred tax asset, beginning balance	197,660
Effect on Income Statement	(197,660)
Effect on OCI	38,370
Adjustments for consolidation purposes	(38,370)
Deferred tax asset, ending balance	0
Insurance operations
Asset Deferred Tax:
Deferred tax asset, beginning balance	34,906
Effect on Income Statement	(22,908)
Foreign Exchange	(5,162)
Deferred tax asset, ending balance	6,836
Bonds
Asset Deferred Tax:
Deferred tax asset, beginning balance	362,786
Effect on Income Statement	(163,735)
Effect on OCI	(140,820)
Foreign Exchange	2
Deferred tax asset, ending balance	58,233
Other deductions
Asset Deferred Tax:
Deferred tax asset, beginning balance	290,284
Effect on Income Statement	289,224
Foreign Exchange	(26,870)
Deferred tax asset, ending balance	552,638
implementation adjustment
Asset Deferred Tax:
Deferred tax asset, beginning balance	401,830
Effect on Income Statement	108,885
Foreign Exchange	(158,561)
Deferred tax asset, ending balance	352,154
Property and equipment
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(114,638)
Effect on Income Statement	54,679
Effect on OCI	(356)
Foreign Exchange	3,076
Adjustments for consolidation purposes	(141,280)
Deferred tax liabilities, ending balance	(198,519)
Deterioration assessment
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(973,820)
Effect on Income Statement	87,353
Foreign Exchange	0
Adjustments for consolidation purposes	110,234
Deferred tax liabilities, ending balance	(776,233)
Investments evaluation
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(377,994)
Effect on Income Statement	(134,585)
Effect on OCI	16,671
Foreign Exchange	10,559
Adjustments for consolidation purposes	(2,490)
Deferred tax liabilities, ending balance	(487,839)
Derivatives evaluation
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(82,375)
Effect on Income Statement	80,493
Effect on OCI	0
Foreign Exchange	87
Adjustments for consolidation purposes	1,795
Deferred tax liabilities, ending balance	0
Lease restatement
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(321,813)
Effect on Income Statement	(161,375)
Deferred tax liabilities, ending balance	(483,188)
Investments in associates. Adjustment for equity method
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(24,805)
Effect on Income Statement	21,355
Effect on OCI	(617)
Effect on Equity	40
Foreign Exchange	(2,381)
Deferred tax liabilities, ending balance	(6,408)
Financial Obligations
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(556)
Effect on Income Statement	(101,839)
Effect on OCI	(38,370)
Foreign Exchange	83
Deferred tax liabilities, ending balance	(140,682)
Goodwill
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(1,574,360)
Effect on Income Statement	1,568,800
Foreign Exchange	1,055
Deferred tax liabilities, ending balance	(4,505)
Goodwill | Discontinued operations
Liability Deferred Tax:
Deferred tax liabilities, ending balance	(1,567,226)
Insurance operations
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(37,379)
Effect on Income Statement	22,534
Foreign Exchange	5,529
Deferred tax liabilities, ending balance	(9,316)
Properties received in payment
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(104,990)
Effect on Income Statement	(20,957)
Foreign Exchange	1,922
Deferred tax liabilities, ending balance	(124,025)
Other deductions
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(403,259)
Effect on Income Statement	19,764
Foreign Exchange	9,963
Deferred tax liabilities, ending balance	(373,532)
implementation adjustment
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(25)
Effect on Income Statement	(49,890)
Deferred tax liabilities, ending balance	$ (49,915)